Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortizable intangible assets

	September 30, 2015		September 30, 2014
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
In-place leases (useful life 7-8 years)	$1,385	$836	$1,385	$570
Above Market leases (useful life 5 years)	48	19	48	15
	$1,433	$855	$1,433	$585

Amortizable intangible liabilities

	September 30, 2015		September 30, 2014
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible liabilities:
Below Market leases (useful life 4-5 years)	$220	$176	$220	$118
	$220	$176	$220	$118